Operating Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reconciliation of store operating income with consolidated income before income taxes
Consolidated store operating income	$ 267,886	$ 210,815	$ 153,697
Administrative expenses	75,270	52,740	40,497
Depreciation and amortization	18,344	14,661	12,746
(Gain) / loss on sale or disposal of assets	309	1,528	(1,024)
Interest income	(37)	(186)	(281)
Interest expense	1,690	1,385	1,425
Income from investment in unconsolidated affiliates	(16,237)	(10,750)	(5,016)
Other	(164)	(93)	38
Consolidated income before income taxes	$ 188,711	$ 151,530	$ 105,312